Income Taxes - Additional Information (Detail) (JPY ¥)	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Taxes [Line Items]
Net operating loss carryforwards	¥ 1,391,000,000,000
Unrecognized tax benefits, interest and penalties	563,000,000	802,000,000	651,000,000
Unrecognized tax benefits	1,454,000,000	2,160,000,000	1,829,000,000	4,193,000,000
Unrecognized tax benefits that, if recognized, would affect the Group's effective tax rate	1,454,000,000	2,160,000,000	1,829,000,000
Parent Company
Income Taxes [Line Items]
Net operating loss carryforwards	¥ 869,000,000,000